Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of accounts receivable

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Amount billed	$18,373,552	$8,500,142	$10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	128,843	1,247,243	3,262,453
Accounts receivable	18,502,395	9,747,385	13,752,541
Less: Allowance for doubtful accounts	(2,101,876)	(1,873,804)	(1,490,678)
Accounts receivables, net	$16,400,519	$7,873,580	$12,261,863